Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue		$ 71,647,383	$ 98,133,646	$ 102,106,509
Cost of revenue		(70,739,399)	(95,725,710)	(100,190,534)
Gross profit		907,984	2,407,936	1,915,975
Selling, general and administrative expenses		(2,751,736)	(1,422,363)	(828,321)
Reversal of (provision for) expected credit loss		1,400,539	(5,740,368)
(Loss) profit from operations		(443,213)	(4,754,795)	1,087,654
Other income (expense)
Interest (expense) income, net		(729,906)	8,688	1,201
Other income		622	1,326	9,789
Currency exchange loss		(7,778)	(4,800)	(3,184)
Total other (expense) income, net		(737,062)	5,214	7,806
(Loss) income before provision for income taxes		(1,180,275)	(4,749,581)	1,095,460
Income tax expense			(227,135)	(159,340)
Net (loss) income and total comprehensive (loss) income		$ (1,180,275)	$ (4,976,716)	$ 936,120
(Loss) earnings per share – basic (in Dollars per share)	[1]	$ (0.035)	$ (0.431)	$ 0.083
(Loss) earnings per share – diluted (in Dollars per share)	[1]	$ (0.035)	$ (0.431)	$ 0.083
Weighted average shares outstanding – basic (in Shares)	[1]	33,700,158	11,534,324	11,250,000
Weighted average shares outstanding – diluted (in Shares)	[1]	33,700,158	11,534,324	11,250,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance, share split and share redesignation.